UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104

13F File Number:  028-11826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 835 3819

Signature, Place, and Date of Signing:

       /s/  Bart Stephens     San Francisco, CA     May 09, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $205,841 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRSPAN NETWORKS INC           COM              00950H102     8931  1323124 SH       SOLE                  1323124        0        0
ALIGN TECHNOLOGY INC           COM              016255101     3210   350000 SH       SOLE                   350000        0        0
ALVARION LTD                   SHS              M0861T100     4149   461042 SH       SOLE                   461042        0        0
APPLERA CORP                   COM CE GEN GRP   038020202     7855   671900 SH       SOLE                   671900        0        0
ARRAY BIOPHARMA INC            COM              04269X105    11308  1237167 SH       SOLE                  1237167        0        0
AXESSTEL INC                   COM              05459T101     4189  2353600 SH       SOLE                  2353600        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103    12159   673266 SH       SOLE                   673266        0        0
CURAGEN CORP                   COM              23126R101    11096  2214683 SH       SOLE                  2214683        0        0
CURIS INC                      COM              231269101     6574  2762346 SH       SOLE                  2762346        0        0
CYTOKINETICS INC               COM              23282W100     3825   524640 SH       SOLE                   524640        0        0
DECODE GENETICS INC            COM              243586104     2404   277241 SH       SOLE                   277241        0        0
ELECTRONIC CLEARING HOUSE IN   COM PAR.01 NEW   285562500     1635   128237 SH       SOLE                   128237        0        0
GENOMIC HEALTH INC             COM              37244C101      989    95397 SH       SOLE                    95397        0        0
ILLUMINA INC                   COM              452327109     4752   200081 SH       SOLE                   200081        0        0
INCYTE CORP                    COM              45337C102      337    56000 SH       SOLE                    56000        0        0
IVANHOE MINES LTD              COM              46579N103     5488   569900 SH       SOLE                   569900        0        0
METABASIS THERAPEUTICS INC     COM              59101M105     1112   122278 SH       SOLE                   122278        0        0
MONOGRAM BIOSCIENCES INC       COM              60975U108    21406 11633429 SH       SOLE                 11633429        0        0
NEW FRONTIER MEDIA INC         COM              644398109    12527  1650466 SH       SOLE                  1650466        0        0
NITROMED INC                   COM              654798503     4330   515500 SH       SOLE                   515500        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     7398   826640 SH       SOLE                   826640        0        0
NOVAVAX INC                    COM              670002104     2154   269932 SH       SOLE                   269932        0        0
OMNICELL INC                   COM              68213N109     1226   107600 SH       SOLE                   107600        0        0
PAIN THERAPEUTICS INC          COM              69562K100     4892   450000 SH       SOLE                   450000        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106      605    22857 SH       SOLE                    22857        0        0
PYR ENERGY CORP                COM              693677106       58    44900 SH       SOLE                    44900        0        0
SANGAMO BIOSCIENCES INC        COM              800677106      842   141572 SH       SOLE                   141572        0        0
SOLEXA INC                     COM              83420X105    16424  1645624 SH       SOLE                   568700        0        0
SURMODICS INC                  COM              868873100     6188   175000 SH       SOLE                   175000        0        0
SYSTEMAX INC                   COM              871851101     2888   400000 SH       SOLE                   400000        0        0
THE9 LTD                       ADR              88337K104    22075   742017 SH       SOLE                   742017        0        0
WEBZEN INC                     SPONSORED ADR    94846M102     6563   909025 SH       SOLE                   909025        0        0
ZHONE TECHNOLOGIES INC NEW     COM              98950P108     4020  1500000 SH       SOLE                  1500000        0        0
ZIPREALTY INC                  COM              98974V107     2232   254208 SH       SOLE                   254208        0        0